CERTIFICATION
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), Neuberger Berman Income Funds (1933 Act File No. 002-85229; 1940 Act File No. 811-03802) (“Registrant”) hereby certifies (a) that the forms of the prospectuses and statement of additional information that would have been filed under Rule 497(c) under the 1933 Act with respect to Neuberger Core Bond Fund, Neuberger Floating Rate Income Fund, Neuberger High Income Bond Fund, Neuberger Municipal High Income Fund, Neuberger Municipal Impact Fund,  Neuberger Municipal Intermediate Bond Fund, and Neuberger Strategic Income Fund, each a series of the Registrant, would not have differed from those contained in Post-Effective Amendment No. 148 to the Registrant’s Registration Statement (“Amendment No. 148”) and (b) that Amendment No. 148 was filed electronically.
Dated: March 4, 2026	By:	/s/ Claudia A. Brandon
Claudia A. Brandon
Executive Vice President and Secretary